Income Taxes	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
INCOME TAXES

NOTE 9. INCOME TAXES

The Company’s net deferred tax assets are as follows:

	December 31,
	2024	2023
Deferred tax asset
Organizational costs/Start-up costs	$2,001,367	$1,253,839
Federal net operating loss	—	—
Total deferred tax asset	2,001,367	1,253,839
Valuation allowance	(2,001,367)	(1,253,839)
Deferred tax asset, net of allowance	$—	$—

The income tax provision for the years ended December 31, 2024 and 2023 consists of the following:

	December 31,
	2024	2023
Federal
Current	$628,508	$2,325,087
Deferred	(747,528)	(903,665)
State
Current	$—	$—
Deferred	—	—
Change in valuation allowance	747,528	903,665
Income tax provision	$628,508	$2,325,087

As of December 31, 2024 and 2023, the Company had a total of $0 of U.S. federal net operating loss carryovers available to offset future taxable income. The federal net operating loss can be carried forward indefinitely. As of December 31, 2024 and 2023, the Company did not have any state net operating loss carryovers available to offset future taxable income.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ended December 31, 2024, the change in the valuation allowance was $747,528. For the year ended December 31, 2023, the change in the valuation allowance was $903,665.

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2024 and 2023 is as follows:

	December 31,
	2024	2023
Statutory federal income tax rate	21.00%	21.00%
M&A expenses	(11.4)%	—
Change in valuation allowance	(60.28)%	13.35%
Income tax provision	(50.68)%	34.35%

The Company files income tax returns in the U.S. federal jurisdiction, in various state and local jurisdictions and is subject to examination by the various taxing authorities, since inception.